Key Management Personnel Disclosures (Details) - Schedule of Compensation Made to Directors and Other Members of Key Management Personnel of the Consolidated Entity - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Compensation Made to Directors and Other Members of Key Management Personnel of the Consolidated Entity [Abstract]
Short-term employee benefits	$ 928,274	$ 695,325
Post-employment benefits	30,934	48,350
Share-based payments		7,421,903
Total	$ 959,208	$ 8,165,578